FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Cash	$ 236,221	$ 150,650	$ 150,650	$ 200,691	$ 236,221	$ 150,650	$ 121,598
Other investments				125,020	115,660
Premises and equipment				214,506	215,652
Total assets				14,511,625	13,986,660
Subordinated Debt				170,967	170,550
Other liabilities				323,134	156,587
Total liabilities				12,263,920	11,908,411
Shareholders’ equity				2,247,705	2,078,249	930,664	865,224
Total liabilities and shareholders’ equity				14,511,625	13,986,660
Income Statement [Abstract]
Noninterest income	131,373	103,382	76,142
Interest Expense	123,324	91,147	49,528
Salaries and employee benefits	209,061	188,990	137,240
Professional services	11,254	12,272	15,023
Income before income taxes and equity in undistributed net earnings of subsidiaries	242,862	214,221	116,163
Income tax expense (benefit)	44,787	41,626	19,376
Net income	198,075	172,595	96,787
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	254,900	153,670	104,840
Operating activities
Net income	198,075	172,595	96,787
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	28,138	24,171	12,645
Stock-based compensation expense	7,969	6,219	5,446
Deferred income taxes	12,590	6,267	(4,488)
Decrease (increase) in other assets	(166,477)	34,360	(21,455)
Net cash provided by (used in) operating activities	186,329	261,398	123,524
Investing activities
Net cash acquired (paid) in business combinations	(51,663)		0
Cash Acquired from Acquisition		64,895
Proceeds from sales and maturities of investment securities	557,034	387,351	224,690
Purchases of investment securities	(834,743)	(852,131)	(723,131)
Net cash provided by (used in) investing activities	(252,424)	(205,837)	(429,452)
Financing activities
Net (decrease) increase in short-term borrowings	275,490	30,531	6,653
Cash dividends paid on common stock	(89,097)	(79,655)	(41,178)
Treasury stock purchase	(66,218)	0	0
Proceeds from exercise of stock options, net of shares purchased	90	284	341
Net cash provided by (used in) financing activities	30,565	30,010	334,980
Net increase (decrease) in cash	(35,530)	85,571	29,052
Cash and due from banks at beginning of year	236,221	150,650	121,598
Cash and due from banks at end of year	200,691	236,221	150,650
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	86,878	86,878	59,285	55,869	86,878	$ 57,719	$ 59,285
Other investments				1,116	694
Subordinated notes from subsidiaries				7,500	7,500
Premises and equipment				1,344	1,361
Other assets				77,572	71,817
Total assets				2,424,652	2,254,099
Subordinated Debt				171,983	171,416
Dividends payable				849	465
Other liabilities				4,115	3,969
Total liabilities				176,947	175,850
Shareholders’ equity				2,247,705	2,078,249
Total liabilities and shareholders’ equity				2,424,652	2,254,099
Income Statement [Abstract]
Interest income	30	23	6
Noninterest income	191	0	86
Dividends from subsidiaries	196,800	107,340	54,600
Total income	197,021	107,363	54,692
Interest Expense	9,552	8,798	6,152
Salaries and employee benefits	8,169	6,413	5,519
Professional services	1,040	5,130	970
Other	6,599	5,648	4,819
Total expenses	25,360	25,989	17,460
Income before income taxes and equity in undistributed net earnings of subsidiaries	171,661	81,374	37,232
Income tax expense (benefit)	(5,975)	(6,687)	(7,080)
Equity in undistributed earnings (loss) of subsidiaries	(20,439)	(84,534)	(52,475)
Net income	198,075	172,595	96,787
Operating activities
Net income	198,075	172,595	96,787
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(20,439)	(84,534)	(52,475)
Depreciation and amortization	584	194	193
Stock-based compensation expense	7,969	6,219	5,446
Deferred income taxes	1,255	739	(360)
(Decrease) increase in dividends payable	384	(10,500)	579
Increase (decrease) in other liabilities	(244)	9,979	(889)
Decrease (increase) in other assets	(7,187)	16,346	(6,951)
Net cash provided by (used in) operating activities	180,397	111,038	42,330
Investing activities
Capital contributions to subsidiaries	0	(3,000)	0
Net cash acquired (paid) in business combinations	(53,660)		0
Cash Acquired from Acquisition		11,353
Proceeds from sales and maturities of investment securities	264	0	0
Purchases of investment securities	(500)	0	0
Net cash provided by (used in) investing activities	(53,896)	8,353	0
Financing activities
Net (decrease) increase in short-term borrowings	0	(8,333)	0
Cash dividends paid on common stock	(89,097)	(79,655)	(41,178)
Treasury stock purchase	(66,218)	0	0
Proceeds from exercise of stock options, net of shares purchased	90	284	341
Other	(2,285)	(2,528)	(3,059)
Net cash provided by (used in) financing activities	(157,510)	(90,232)	(43,896)
Net increase (decrease) in cash	(31,009)	29,159	(1,566)
Cash and due from banks at beginning of year	86,878	57,719	59,285
Cash and due from banks at end of year	$ 55,869	$ 86,878	$ 57,719
Commercial Banks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				2,272,991	2,078,655
Nonbanks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				8,260	7,194
Subsidiaries [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				$ 2,281,251	$ 2,085,849